Intangibles (Movements in maintenance rights) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finite-lived Intangible Assets [Roll Forward]
Maintenance rights at beginning of period	$ 1,088,246
Maintenance rights at end of period	794,798	$ 1,088,246
Maintenance Rights
Finite-lived Intangible Assets [Roll Forward]
Maintenance rights at beginning of period	1,088,246	1,464,599
EOL and MR contract maintenance rights expense	(76,611)	(157,792)
MR contract maintenance rights write-off due to maintenance liability release	(19,848)	(29,656)
EOL contract maintenance rights write-off due to cash receipt	(148,289)	(99,671)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(48,700)	(89,234)
Maintenance rights at end of period	$ 794,798	$ 1,088,246